Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	$ 3,619,485	$ 2,360,252	$ 130,523
Cattle [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	(101)	2,488
Grain [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	114,097	192,828
Firm contracts of cattle purchase [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	3,230,355	2,514,530
Firm contracts of cattle purchase [Member] | Cattle [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE		2,873
Exposure,Subtotal [Member] | Cattle [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE		2,873
Futures contract [member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE			(17,218)
Futures contract [member] | Cattle [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	(101)	(385)
Futures contract [member] | Grain [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE		(948)
Derivatives subtotal [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	389,130	(154,278)	(216,051)
Derivatives subtotal [Member] | Cattle [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	(101)	(385)
Derivatives subtotal [Member] | Grain [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE		(31,938)
Purchase orders [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE			346,574
Purchase orders [Member] | Grain [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	114,097	224,766
Operating Subtotal [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	3,230,355	2,514,530	346,574
Operating Subtotal [Member] | Grain [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	114,097	224,766
Brazil Cash basis [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE			3,542
Non-Deliverable Forwards [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE			$ (202,375)
Non-Deliverable Forwards [Member] | Grain [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE		(30,990)
Deliverable Forwards [Member]
Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	$ 389,130	$ (154,278)